FS Global Credit Opportunities Fund
Unaudited Consolidated Schedule of Investments
As of September 30, 2021 (in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—74.0%
Advisor Group Holdings, Inc.	(e)	Diversified Financials	L+450		7/31/26	$14,886	$14,711	$14,929
Aegion Corp.	(e)	Capital Goods	L+475	0.8%	5/17/28	11,000	10,948	11,096
ANCILE Solutions, Inc.	(e)(r)	Software & Services	L+700, 3.0% PIK (3.0% Max PIK)	1.0%	6/11/26	37,059	37,059	38,263
Apex Tool Group, LLC	(e)	Capital Goods	L+525	1.3%	8/31/24	13,974	12,997	14,011
Arrow Purchaser Inc.	(e)	Retailing	L+675	1.0%	2/26/26	9,375	9,245	9,352
Ascena Retail Group, Inc.	(e)(i)(p)	Retailing	L+450	0.8%	8/21/22	35,525	13,456	962
ATI Holdings Acquisition Inc.	(e)(f)	Health Care Equipment & Services	L+350	1.0%	5/10/23	12,186	11,885	11,930
Belk, Inc.	(e)(i)(p)	Retailing	10.0%		7/31/25	4,325	1,996	3,357
Belk, Inc.	(e)	Retailing	L+750	1.0%	7/31/25	967	962	972
BusPatrol LLC	(r)	Commercial & Professional Services	L+1450	1.5%	9/24/24	8,600	8,524	7,934
BusPatrol LLC	(g)(r)	Commercial & Professional Services	L+1450	1.5%	9/24/24	19,841	16,721	18,304
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	L+550		10/1/25	24,372	23,979	23,945
Chinos Intermediate 2, LLC	(e)	Retailing	L+1000	1.0%	9/10/27	28,347	28,836	31,302
CITGO Holding, Inc.	(e)	Energy	L+700	1.0%	8/1/23	11,264	11,213	11,145
CITGO Petroleum Corp.	(e)	Energy	L+625	1.0%	3/28/24	34,072	33,886	34,186
Claire's Stores Inc.	(e)	Retailing	L+650		12/18/26	9,924	9,360	9,836
Corral Petroleum Sweden AB	(e)(r)	Energy	L+925		8/14/24	35,000	34,947	35,962
Cresco Labs, LLC	(e)(f)(r)	Pharmaceuticals, Biotechnology & Life Sciences	9.5%		8/12/26	66,000	63,900	66,000
ECL Entertainment, LLC	(e)	Media	L+750	0.8%	3/31/28	12,968	12,844	13,308
Elevate Brands LLC	(r)	Media	14.0%		8/6/26	815	829	813
Elevate Brands LLC	(g)(r)	Media	14.0%		8/6/26	14,185	14,185	14,150
Fairway Group Acquisition Co.	(i)(p)(r)(t)	Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		11/27/23	5,658	4,193	—
Fairway Group Acquisition Co.	(i)(p)(r)(t)	Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		11/27/23	9,162	7,872	447
First Brands Group, LLC	(e)	Automobiles & Components	L+500	1.0%	3/30/27	24,875	23,277	25,180
Gibson Brands, Inc.	(e)	Media	L+500	0.8%	6/25/28	7,000	6,931	6,965
Harland Clarke Holdings Corp.	(e)	Commercial & Professional Services	L+475	1.0%	11/3/23	7,436	6,720	7,026

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Kindred Healthcare, Inc.	(e)	Health Care Equipment & Services	L+450		7/2/25		$21,668	$21,242	$21,722
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600		10/1/24		53,755	51,456	53,380
Mavenir Systems, Inc.	(e)	Software & Services	L+475	0.5%	8/13/28		6,000	5,941	6,022
Maverick Gaming, LLC	(e)	Consumer Services	L+750	1.0%	8/19/26		15,500	15,193	15,345
Midas Intermediate Holdco II, LLC	(e)(f)	Consumer Services	L+375	0.8%	12/22/25		12,688	11,865	12,146
MLN US Holdco LLC	(e)	Technology Hardware & Equipment	L+450		11/30/25		24,417	19,668	22,274
Monitronics International, Inc.	(e)	Commercial & Professional Services	L+500	1.5%	7/3/24		29,876	29,897	30,156
Monitronics International, Inc.	(e)	Commercial & Professional Services	L+650	1.3%	3/29/24		56,655	54,065	55,606
Nelson Global Products, Inc.	(r)	Automobiles & Components	L+925	1.3%	9/23/26		52,929	51,336	51,341
Nelson Global Products, Inc.	(g)(r)	Automobiles & Components	L+925	1.3%	9/23/26		6,482	6,482	6,227
Neovia Logistics, LP	(e)	Transportation	L+650		5/8/24		35,000	34,381	34,344
One Call Corp.	(e)	Health Care Equipment & Services	L+550	0.8%	4/7/27		35,910	35,233	36,269
Penney Borrower, LLC		Retailing	L+850	1.0%	12/7/26		1,087	969	1,084
Pioneer Energy Services Corp.	(n)(r)	Energy	L+475, 4.8% PIK (4.8% Max PIK)	1.5%	5/15/25		7,050	7,050	7,896
Playa Resorts Holding B.V.	(e)	Consumer Services	L+275	1.0%	4/29/24		10,883	9,536	10,671
Propulsion Acquisition, LLC	(e)(r)	Capital Goods	L+700	1.0%	7/13/24		37,667	37,218	38,232
Pyxus Holdings Inc.	(e)	Food, Beverage & Tobacco	L+800	1.5%	2/24/25		20,000	19,572	19,644
Quorum Health Corp.	(e)	Health Care Equipment & Services	L+825	1.0%	4/29/25		32,532	32,045	32,715
RDV Resources Properties, LLC	(r)	Energy	L+650	1.0%	3/30/24		7,177	7,177	7,177
Retail Services WIS Corp.	(e)	Commercial & Professional Services	L+675	1.0%	5/20/25		14,981	14,630	14,756
S&S Holdings LLC	(e)	Retailing	L+500	0.5%	3/10/28		27,363	26,593	27,226
Salt Creek Aggregator HoldCo, LLC	(e)(r)	Energy	8.0% PIK (8.0% Max PIK)		7/12/26		16,047	16,224	17,582
Schumacher Electric Corp.	(e)(r)	Capital Goods	L+700		6/1/27		39,900	39,514	39,451
Spectacle Gary Holdings, LLC	(e)	Consumer Services	L+900	2.0%	12/23/25		20,947	20,461	22,859
Staples Canada, ULC	(e)(r)	Retailing	L+700	1.0%	9/12/24	C$	17,501	13,629	13,658
Sungard AS New Holdings III, LLC	(e)(r)(t)	Software & Services	L+375	1.0%	7/1/24		$6,020	6,196	6,246
SuperRego, LLC	(r)	Consumer Services	L+750, 7.5% PIK (7.5% Max PIK)		7/30/26		15,242	14,895	14,956
Syncapay, Inc.	(e)	Software & Services	L+650	1.0%	12/10/27		31,891	30,669	32,050
Tensar Corp.	(e)	Materials	L+675	1.0%	8/20/25		17,865	17,485	18,005
Thryv, Inc.	(e)	Media	L+850	1.0%	3/1/26		14,425	14,029	14,700

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
United Gaming LLC	(e)(r)	Consumer Services	L+900		6/9/25	$30,410	$30,059	$30,371
United Gaming LLC	(g)(r)	Consumer Services	L+900		6/9/25	8,191	8,191	8,181
US Renal Care, Inc.	(e)	Health Care Equipment & Services	L+550	1.0%	6/26/26	13,000	12,818	13,075
Wok Holdings, Inc.	(e)	Consumer Services	L+625		3/1/26	19,500	19,364	19,285
Total Senior Secured Loans—First Lien							1,156,559	1,166,027
Unfunded Loan Commitments							(45,579)	(45,579)
Net Senior Secured Loans—First Lien							1,110,980	1,120,448

Senior Secured Loans—Second Lien—9.5%
Fairway Group Acquisition Co.	(i)(p)(r)(t)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24	5,113	3,679	—
First Brands Group, LLC	(e)	Automobiles & Components	L+850	1.0%	3/30/28	20,000	19,620	20,250
Infinite Bidco LLC	(e)	Capital Goods	L+700	0.5%	3/2/29	10,000	9,953	10,100
LaserShip, Inc.	(e)	Transportation	L+750	0.8%	4/30/29	12,000	11,827	12,060
MLN US Holdco LLC	(e)	Technology Hardware & Equipment	L+875		11/30/26	26,896	25,393	17,549
NGS US Finco, LLC	(e)	Energy	L+850	1.0%	4/1/26	30,000	29,676	28,050
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	23,486	18,450	20,139
Salt Creek Aggregator HoldCo, LLC	(e)(i)(p)(r)	Energy			7/12/27	3,701	1,996	2,644
Sungard AS New Holdings III, LLC	(e)(r)(t)	Software & Services	L+400	1.0%	8/1/24	14,820	14,820	14,820
TruGreen, LP	(e)	Commercial & Professional Services	L+850	0.8%	10/30/28	10,000	9,816	10,200
Women's Care Investments, Inc.	(e)	Health Care Equipment & Services	L+825	0.8%	1/12/29	8,000	7,849	8,018
Total Senior Secured Loans—Second Lien							153,079	143,830

Senior Secured Bonds—28.5%
Carnival Corp.	(n)(o)	Consumer Services	10.5%		2/1/26	7,500	7,659	8,711
Carnival Corp.	(n)(o)	Consumer Services	9.9%		8/1/27	10,000	10,000	11,554
CITGO Holding Inc.	(e)(n)	Energy	9.3%		8/1/24	20,000	20,000	20,175
CITGO Petroleum Corp.	(e)(n)	Energy	7.0%		6/15/25	2,000	2,000	2,048
Cleaver-Brooks Inc.	(n)(o)	Capital Goods	7.9%		3/1/23	35,514	35,075	35,026
CSI Compressco LP	(e)(n)	Energy	10.0%		4/1/26	18,248	10,173	16,932
CSI Compressco LP	(e)(n)	Energy	7.5%		4/1/25	12,711	11,558	12,541
CSVC Acquisition Corp.	(e)(n)(o)	Diversified Financials	7.8%		6/15/25	41,897	36,410	34,879
Diebold, Inc.	(n)(o)	Technology Hardware & Equipment	9.4%		7/15/25	10,000	9,920	10,956
Digicel International Finance Ltd.	(e)(n)(o)	Telecommunication Services	8.8%		5/25/24	35,000	34,721	36,278
Guitar Center, Inc.	(e)(n)	Retailing	8.5%		1/15/26	18,000	18,125	19,327

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
HC2 Holdings, Inc.	(e)(n)	Capital Goods	8.5%		2/1/26	$15,000	$15,000	$14,944
JW Aluminum Co.	(e)(n)	Materials	10.3%		6/1/26	43,500	44,199	46,776
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	5.0%		12/31/26	10,000	10,000	10,000
LHS, LLC	(r)	Capital Goods	12.0% PIK (12.0% Max PIK)		2/26/27	28,096	27,622	28,412
Navios Logistics Finance, Inc.	(n)(o)	Transportation	10.8%		7/1/25	25,000	25,000	27,245
Royal Caribbean Cruises Ltd.	(n)(o)	Consumer Services	11.5%		6/1/25	5,964	5,928	6,812
Stonegate Pub Company Ltd.	(o)	Consumer Services	8.3%		7/31/25	£19,000	24,273	26,974
StoneMor Inc.	(e)(n)	Consumer Services	8.5%		5/15/29	$17,000	17,000	17,489
TKC Holdings, Inc.	(n)(o)	Retailing	6.9%		5/15/28	10,000	10,000	10,340
Triumph Group, Inc.	(n)(o)	Capital Goods	8.9%		6/1/24	4,196	4,196	4,621
Trulieve Cannabis Corp.	(f)	Pharmaceuticals, Biotechnology & Life Sciences	8.0%		10/6/26	20,000	20,000	20,000
Uniti Group LP	(n)(o)	Real Estate	7.9%		2/15/25	9,000	9,157	9,521
Total Senior Secured Bonds							408,016	431,561

Subordinated Debt—7.8%
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	27,000	27,000	30,146
Advisor Group Holdings, Inc.	(e)(n)	Diversified Financials	10.8%		8/1/27	25,200	23,964	27,886
Apex Tool Group, LLC	(n)(o)	Capital Goods	9.0%		2/15/23	3,221	3,224	3,233
Carnival Corp.	(n)(o)	Consumer Services	5.8%		3/1/27	5,000	5,000	5,175
Carnival Corp.	(n)(o)	Consumer Services	7.6%		3/1/26	3,000	3,000	3,206
Cleanview Sponsor, LLC	(i)(r)	Diversified Financials			12/31/21	125	125	125
Freedom Mortgage Corp.	(n)(o)	Diversified Financials	7.6%		5/1/26	8,000	8,000	8,161
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	7.0%		12/31/27	5,000	5,000	4,799
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel			1/15/22	452	452	—
Pioneer Energy Services Corp.	(n)(r)	Energy	5.0% PIK (5.0% Max PIK)		11/15/25	5,235	3,768	6,072
Redwood Trust Inc.	(o)	Diversified Financials	4.8%		8/15/23	12,900	12,355	13,223
TKC Holdings, Inc.	(n)(o)	Retailing	10.5%		5/15/29	15,000	15,000	16,467
Total Subordinated Debt							106,888	118,493

Asset Based Finance—8.0%
BCP Great Lakes Fund LP	(r)(u)	Diversified Financials	11.4%		11/28/28	43,144	43,551	44,060
BCP Great Lakes Fund LP	(g)(r)(u)	Diversified Financials	11.4%		11/28/28	6,856	6,856	7,002
Bridge Street CLO I Ltd.	(n)(r)	Diversified Financials	13.3%		1/20/34	28,200	26,645	27,013
Bridge Street CLO II Ltd.	(n)(r)	Diversified Financials	14.2%		7/20/34	28,560	26,470	27,467

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Bridge Street Warehouse CLO III Ltd.	(i)(r)(s)	Diversified Financials	13.3%		9/10/23	$5,000	$5,000	$5,000
Deutsche Bank AG Frankfurt (CRAFT 2017-1)	(e)(n)(r)	Diversified Financials	11.3%		10/20/26	18,902	18,753	17,896
Total Asset Based Finance							127,275	128,438
Unfunded Commitments							(6,856)	(6,856)
Net Asset Based Finance							120,419	121,582

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
Special Purpose Acquisition Vehicles—4.5%
ABG Acquisition Corp. I	(i)	Diversified Financials			50,000	$500	$487
Advanced Merger Partners Inc.	(i)	Diversified Financials			155,000	1,554	1,530
Agile Growth Corp.	(i)	Diversified Financials			150,000	1,502	1,485
Altimar Acquisition Corp. III	(i)	Diversified Financials			210,000	2,104	2,102
Anzu Special Acquisition Corp. I	(i)	Diversified Financials			105,400	1,053	1,042
ArcLight Clean Transition Corp. II	(i)	Diversified Financials			1,000	10	10
Arrowroot Acquisition Corp.	(i)	Diversified Financials			100,000	1,000	990
Atlantic Coastal Acquisition Corp.	(i)	Diversified Financials			100,000	1,000	989
Austerlitz Acquisition Corp.	(i)	Diversified Financials			100,000	1,017	985
BOA Acquisition Corp.	(i)	Diversified Financials			100,000	1,000	988
CF Acquisition Corp. VI	(i)	Diversified Financials			10,000	100	99
Colicity Inc.	(i)	Diversified Financials			1,000	10	10
Colonnade Acquisition Corp. II	(i)	Diversified Financials			5,000	50	49
Digital Transformation Opportunities Corp.	(i)	Diversified Financials			200,000	2,004	1,960
dMY Technology Group Inc. IV	(i)	Diversified Financials			25,000	250	257
EQ Health Sponsor Group, LLC	(i)(r)	Diversified Financials			904,952	905	2,864
FAST Acquisition Corp. II	(i)	Diversified Financials			300,000	3,000	2,970
Forest Road Acquisition Corp. II	(i)	Diversified Financials			10,000	100	99
Forum Merger IV Corp.	(i)	Diversified Financials			400,000	4,000	4,000
FTAC Hera Acquisition Corp.	(i)	Diversified Financials			100,000	999	996
Fusion Acquisition Corp. II	(i)	Diversified Financials			125,000	1,253	1,215
Glass Houses Acquisition Corp.	(i)	Diversified Financials			100,000	1,000	993
Global Partner Acquisition Corp. II	(i)	Diversified Financials			1,076	11	11
Golden Arrow Merger Corp.	(i)	Diversified Financials			1,000,000	10,000	9,900
GX Acquisition Corp. II	(i)	Diversified Financials			1,000,000	10,000	9,877
Lazard Growth Acquisition Corp.	(i)	Diversified Financials			5,000	50	49
Live Oak Mobility Acquisition Corp.	(i)	Diversified Financials			50,000	500	495
Mason Industrial Technology, Inc.	(i)	Diversified Financials			150,000	1,522	1,492
Mission Advancement Corp.	(i)	Diversified Financials			100,000	1,000	990
Monument Circle Acquisition Corp.	(i)	Diversified Financials			50,000	504	501
MSD Acquisition Corp.	(i)	Diversified Financials			50,000	500	501
New Vista Acquisition Corp.	(i)	Diversified Financials			1,000	10	10

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
North Atlantic Acquisition Corp.	(i)	Diversified Financials			150,000	$1,503	$1,488
Northern Star Investment Corp. III	(i)	Diversified Financials			100,000	1,004	986
Peridot Acquisition Corp. II	(i)	Diversified Financials			150,000	1,504	1,479
Pine Technology Acquisition Corp.	(i)	Diversified Financials			525,000	5,250	5,211
Plum Acquisition Corp. I	(i)	Diversified Financials			50,000	500	490
PWP Forward Acquisition Corp. I	(i)	Diversified Financials			100,000	1,002	993
Rosecliff Acquisition Corp. I	(i)	Diversified Financials			100,000	1,016	990
RXR Acquisition Corp.	(i)	Diversified Financials			81,888	819	807
Simon Property Group Acquisition Holdings, Inc.	(i)	Diversified Financials			5,000	50	50
Slam Corp.	(i)	Diversified Financials			151,000	1,528	1,495
TCW Special Purpose Acquisition Corp.	(i)	Diversified Financials			201,000	2,015	1,980
Tribe Capital Growth Corp. I	(i)	Diversified Financials			50,000	500	497
Twin Ridge Capital Acquisition Corp.	(i)	Diversified Financials			81,521	816	809
USHG Acquisition Corp.	(i)	Diversified Financials			10,000	100	100
VPC Impact Acquisition Holdings II	(i)	Diversified Financials			24,862	250	246
Total Special Purpose Acquisition Vehicles						66,365	67,567

Equity/Other—9.0%
Aspect Software Parent, Inc., Warrants	(i)(r)	Software & Services			83,829	—	129
Belk, Inc., Common Equity	(e)(i)	Retailing			579	15	9
Bright Pattern, Inc., Common Equity	(i)(r)	Software & Services			599,720	973	1,253
Chinos Holdings, Inc., Common Equity	(f)(i)	Retailing			1,128,253	12,708	19,547
Chinos Holdings, Inc., Warrants	(f)(i)	Retailing			412,738	1,447	3,264
Fairway Group Holdings Corp., Common Equity	(i)(r)(t)	Food & Staples Retailing			76,517	2,458	—
Ginkgo Bioworks Holdings, Inc., Warrants	(i)	Pharmaceuticals, Biotechnology & Life Sciences			2,000	—	7
Guitar Center, Inc., Preferred Equity	(e)(r)	Retailing	15.0%		61,250	6,125	6,125
J.C. Penney Company, Inc., Common Equity	(i)	Retailing			159,498	2,632	3,220
Penn Foster Inc., Preferred Equity, 11/17/28	(e)(r)	Consumer Services	L+975	1.0%	433,462	42,537	43,346
Penney Borrower, LLC, Earnouts	(i)	Retailing			21,267	170	231
Pioneer Energy Services Corp., Common Equity	(e)(i)(r)	Energy			17,857	22	276
RDV Resources Oil & Gas, Inc., Common Equity	(i)(r)	Energy			457,704	5,109	4,987
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy			1,960,162	12,044	9,979
SCM EPIC, LLC, Common Equity	(i)(q)(r)(u)	Energy			34,800	35,861	33,930
SCM Topco, LLC, Series B Preferred Equity, 7/13/28	(i)(p)(q)(r)	Energy			27,398	2,449	3,784
SCM Topco, LLC, Series C Common Equity	(i)(q)(r)	Energy			196	—	—

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Shares/Units	Cost	Fair Value(d)
SCM Topco, LLC, Warrants, 7/10/28, Strike: $75,000	(i)(q)(r)	Energy			1	$—	$—
Selecta Group B.V., Contingent Value Notes	(h)(i)(r)	Retailing			7	3	—
Selecta Group B.V., Warrants	(h)(i)(r)	Retailing			98	2	—
Sungard AS New Holdings, LLC, Common Equity	(i)(r)(t)	Software & Services			272,014	19,011	5,302
SuperRego, LLC, Warrants	(i)(r)	Consumer Services			139,285	56	77
Total Equity/Other						143,622	135,466
TOTAL INVESTMENTS—141.3%						$2,109,369	2,138,947
Credit Facilities Payable—(29.4)%							(445,000)
Term Preferred Shares, at Liquidation Value, Net—(19.7)%							(298,011)
Other Assets in Excess of Liabilities—7.8%	(j)						118,126
NET ASSETS—100.0%							$1,514,062
Shares Outstanding							197,183,713
Net Asset Value per Common Share at End of Period							$7.68
_________________
C$ – Canadian Dollar.
£ – British Pound.

Forward Foreign Currency Exchange Contracts	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
Counterparty
JPMorgan Chase Bank, N.A.	10/12/21	USD	22,109	CAD	28,000	$10
JPMorgan Chase Bank, N.A.	10/12/21	USD	3,550	EUR	3,000	76
JPMorgan Chase Bank, N.A.	10/12/21	USD	27,556	GBP	20,000	617
Total						$703
_________________
CAD—Canadian Dollar.
EUR—Euro.
GBP—British Pound.
USD—U.S. Dollar.

Credit Default Swaps on Corporate Issues—Buy Protection
Reference Entity	Counterparty	Implied Credit Spread at September 30, 2021(k)	Industry	Fixed Deal Pay Rate	Periodic Payment Frequency	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Rentals North America, Inc.	Credit Suisse International	0.3%	Capital Goods	5.0%	Quarterly	12/20/24	$(5,000)	$(715)	$(521)	$(194)
United Rentals North America, Inc.	JPMorgan Chase Bank, N.A.	0.3%	Capital Goods	5.0%	Quarterly	12/20/24	$(3,000)	(429)	(312)	(117)
United Rentals North America, Inc.	Barclays Bank PLC	0.3%	Capital Goods	5.0%	Quarterly	12/20/24	$(2,000)	(286)	(208)	(78)
Total								$(1,430)	$(1,041)	$(389)

Total Return Swaps			Interest Rate(m)	Maturity	Number of Shares	Notional	Unrealized Appreciation (Depreciation)
Reference Entity	Counterparty	Industry
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	Goldman Sachs International	Diversified Financials	0.122%	12/20/21	(544,959)	$(100,000)	$(140)
Total							$(140)
_________________

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)
Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2021, the three-month London Interbank Offered Rate (“L”) was 0.13%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.
(e)	Security or portion thereof held by Blair Funding LLC (“Blair Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Blair Funding’s credit facility with Barclays Bank PLC, as administrative agent and Wells Fargo Bank, National Association, as collateral agent.
(f)	Position or portion thereof unsettled as of September 30, 2021.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, forward foreign currency exchange contracts and swap contracts.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)
The variable rate securities underlying the total return swap bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2021, the one-month London Interbank Offered Rate (“L”) was 0.08%.

(n)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $541,592, which represents approximately 35.8% of net assets as of September 30, 2021.

(o)
Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL. As of September 30, 2021, there were no securities rehypothecated by BNP PBIL.

(p)	Security was on non-accrual status as of September 30, 2021.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(s)	Security is a related party investment.

(t)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2021, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person as of September 30, 2021:

Portfolio Company	Fair Value at December 31, 2020	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2021	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Fairway Group Acquisition Co.	$—	$—	$—	$—	$—	$—	$—	$—
Fairway Group Acquisition Co.	401	—	(515)	—	561	447	568	—
Sungard AS New Holdings III, LLC	4,016	57	—	—	32	4,105	137	86
Sungard AS New Holdings III, LLC	1	2,124	—	—	16	2,141	37	—
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—
Sungard AS New Holdings III, LLC	14,582	238	—	—	—	14,820	627	237
Equity/Other
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—
Sungard AS New Holdings, LLC, Common Equity	9,028	—	—	—	(3,726)	5,302	—	—
Total	$28,028	$2,419	$(515)	$—	$(3,117)	$26,815	$1,369	$323
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest and PIK income are presented for the full nine months ended September 30, 2021.

(u)
Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2021, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” and deemed to “control.” The following table presents certain information with respect to investments in portfolio companies of which the Fund was deemed to be an affiliated person and deemed to control as of September 30, 2021:

Portfolio Company	Fair Value at December 31, 2020	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2021	Interest Income(3)	Fee Income(3)
Asset Based Finance
BCP Great Lakes Fund LP(4)	$40,903	$10,972	$(10,560)	$—	$2,891	$44,206	$3,548	$—
Stabilis BH Lender, LLC	11,800	—	(11,800)	—	—	—	914	118
Equity/Other
SCM EPIC, LLC, Common Equity	39,267	1,492	—	—	(6,829)	33,930	—	—
Total	$91,970	$12,464	$(22,360)	$—	$(3,938)	$78,136	$4,462	$118
_________________
(1)Gross additions include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company into this category from a different category.
(2)Gross reductions include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and the movement of an existing portfolio company out of this category into a different category.
(3)Interest and fee income presented for the full nine months ended September 30, 2021.
(4)Security includes a partially unfunded commitment with amortized cost of $6,856 and fair value of $7,002.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund
Notes to Unaudited Consolidated Schedule of Investments
As of September 30, 2021 (in thousands)
Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2020 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2021.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2021:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$1,110,980	$1,120,448	52%
Senior Secured Loans—Second Lien	153,079	143,830	7%
Senior Secured Bonds	408,016	431,561	20%
Subordinated Debt	106,888	118,493	6%
Asset Based Finance	120,419	121,582	6%
Special Purpose Acquisition Vehicles	66,365	67,567	3%
Equity/Other	143,622	135,466	6%
Total	$2,109,369	$2,138,947	100%
__________________________
(1)    Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of September 30, 2021, the Fund held investments in two portfolio companies of which it is deemed to “control,” and held investments in two portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” For additional information with respect to such portfolio companies, see footnotes (t) and (u) to the unaudited consolidated schedule of investments as of September 30, 2021 included herein.
The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2021, the Fund had four senior secured loan investments with aggregate unfunded commitments of $45,579 and one asset based finance investment with an unfunded commitment of $6,856. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$96,516	5%
Capital Goods	199,126	9%
Commercial & Professional Services	127,261	6%
Consumer Services	248,967	12%
Diversified Financials	288,352	13%
Energy	275,505	13%
Food & Staples Retailing	447	0%
Food, Beverage & Tobacco	19,644	1%
Health Care Equipment & Services	201,054	9%
Household & Personal Products	14,799	1%
Insurance	30,146	1%
Materials	64,781	3%
Media	35,751	2%
Pharmaceuticals, Biotechnology & Life Sciences	86,007	4%
Real Estate	9,521	0%
Retailing	176,279	8%
Software & Services	104,085	5%
Technology Hardware & Equipment	50,779	2%
Telecommunication Services	36,278	2%
Transportation	73,649	4%
Total	$2,138,947	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2021:

Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$1,956,156	91%
Europe	80,832	4%
Other	101,959	5%
Total	$2,138,947	100%
______________
(1)Geographic location based on the portfolio company’s headquarters or principal place of business.
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of September 30, 2021, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$742,836	$377,612	$1,120,448
Senior Secured Loans—Second Lien	—	106,227	37,603	143,830
Senior Secured Bonds	—	403,149	28,412	431,561
Subordinated Debt	—	112,296	6,197	118,493
Asset Based Finance	—	—	121,582	121,582
Special Purpose Acquisition Vehicles	64,703	—	2,864	67,567
Equity/Other	7	26,271	109,188	135,466
Total Investments	64,710	1,390,779	683,458	2,138,947
Forward Foreign Currency Exchange Contracts	—	703	—	703
Total Assets	$64,710	$1,391,482	$683,458	$2,139,650

Liability Description	Level 1	Level 2	Level 3	Total
Credit Default Swaps—Buy Protection	$—	$1,430	$—	$1,430
Total Return Swaps	—	140	—	140
Total Liabilities	$—	$1,570	$—	$1,570
The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2021:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Asset Based Finance	Special Purpose Acquisition Vehicles	Equity/Other	Total
Fair value at beginning of period	$188,408	$36,451	$—	$2,554	$136,702	$—	$106,085	$470,200
Accretion of discount (amortization of premium)	904	—	50	186	(58)	—	53	1,135
Net realized gain (loss)	1,863	—	—	—	(1,637)	36	1,022	1,284
Net change in unrealized appreciation (depreciation)	6,502	914	790	3,204	5,302	1,959	(8,111)	10,560
Purchases	289,279	—	25,676	125	130,782	1,285	4,730	451,877
Paid-in-kind interest	1,988	238	1,896	128	—	—	—	4,250
Sales and repayments	(111,332)	—	—	—	(149,509)	(416)	(1,022)	(262,279)
Transfers into Level 3(1)	—	—	—	—	—	—	6,431	6,431
Transfers out of Level 3(1)	—	—	—	—	—	—	—	—
Fair value at end of period	$377,612	$37,603	$28,412	$6,197	$121,582	$2,864	$109,188	$683,458
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$7,759	$914	$790	$3,204	$5,302	$1,959	$(8,111)	$11,817
(1)Transfers into or out of Level 3 were primarily due to decreased or increased price transparency, respectively.